Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2014
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Schedule of prepaid expenses and other current assets
	December 31,	December 31,
	2014	2013
VAT and other tax credits	3,627	2,512
Insurance claims receivable, net	2,933	918
Deferred insurance premiums	669	1,345
Prepaid charter-in hire	-	4
Advances to suppliers	22	631
Other	3,367	3,375
Total prepaid expenses and other current assets	$10,618	$8,785